Right-of-Use Asset - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Right of Use Asset [Line Items]
Depreciation expense	$ 42,644	$ 37,791
General and Administrative Expense [Member]
Right of Use Asset [Line Items]
Depreciation expense	15,740	13,877
Research and Development Expense [Member]
Right of Use Asset [Line Items]
Depreciation expense	$ 26,904	$ 23,914